UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605
                                   ---------

                               FRANKLIN MONEY FUND
                               -------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                    JUNE 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ANNUAL REPORT AND SHAREHOLDER LETTER                 INCOME
--------------------------------------------------------------------------------

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                                                    THIS DOCUMENT
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                   FRANKLIN MONEY FUND

                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents


ANNUAL REPORT

Franklin Money Fund .......................................................    3

Performance Summary .......................................................    4

Your Fund's Expenses ......................................................    5

Financial Highlights and Statement of Investments .........................    7

Financial Statements ......................................................    9

Notes to Financial Statements .............................................   12

Report of Independent Registered Public Accounting Firm ...................   17

Tax Designation ...........................................................   18

Meeting of Shareholders ...................................................   19

Board Members and Officers ................................................   23

The Money Market Portfolios ...............................................   28

Shareholder Information ...................................................   50

--------------------------------------------------------------------------------

Annual Report

Franklin Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, mainly invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Money Fund's annual report for the fiscal year ended June 30, 2007.

PERFORMANCE OVERVIEW

Short-term interest rates were relatively stable during the year under review. In this environment, the Fund's seven-day effective yield rose from 4.62% on June 30, 2006, to 4.73% on June 30, 2007.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy was resilient over the 12 months ended June 30, 2007. Although growth slowed in the first quarter of 2007 as a weakening housing market and moderating profit growth dampened economic expansion, a tight labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. However, headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. In June 2007, the headline Consumer Price Index (CPI) reported a 12-month rise of 2.7%, while core CPI increased 2.2%. 1

1. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
6/30/07

--------------------------------------------------------------------------------
                                                                   % OF TOTAL
                                                                  INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                  55.8%
--------------------------------------------------------------------------------
Commercial Paper                                                         42.7%
--------------------------------------------------------------------------------
Repurchase Agreements                                                     1.4%
--------------------------------------------------------------------------------
U.S. Government & Agency Securities                                       0.1%
--------------------------------------------------------------------------------
Foreign Government & Agency Securities                                    0.0%*
--------------------------------------------------------------------------------

*Rounds to less than 0.1% of total investments.

PERFORMANCE SUMMARY
SYMBOL: FMFXX
6/30/07

--------------------------------------------------------------------------------
Seven-day effective yield 1                                              4.73%
--------------------------------------------------------------------------------
Seven-day annualized yield                                               4.62%
--------------------------------------------------------------------------------
Total annual operating expenses 2                                        0.67%
--------------------------------------------------------------------------------

1. The seven-day effective yield assumes compounding of daily dividends.

2. Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 6/30/07. The Fund's average weighted maturity was 35 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable "despite the ongoing adjustment in the housing sector." At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

The 10-year Treasury note yield was range bound during the 12-month period, beginning at 5.15% and ending the period at 5.03%. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. A relatively moderate inflation environment, combined with modest growth and profitability projections, contributed to this overall trend in interest rates.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2007, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

2. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the Fund's actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                               Annual Report | 5

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/07      VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,023.20             $3.56
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.27             $3.56
-------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.71%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


6 | Annual Report

Franklin Money Fund

FINANCIAL HIGHLIGHTS

                                                                   ---------------------------------------------------------------
                                                                                           YEAR ENDED JUNE 30,
                                                                         2007         2006         2005         2004         2003
                                                                   ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                                   ---------------------------------------------------------------
Income from investment operations - net investment
   income .....................................................         0.046        0.036        0.015        0.004        0.010

Less distributions from net investment income .................        (0.046)      (0.036)      (0.015)      (0.004)      (0.010)
                                                                   ---------------------------------------------------------------

Net asset value, end of year ..................................    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                                   ===============================================================

Total return a ................................................          4.72%        3.62%        1.55%        0.44%        0.93%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates b ...........          0.68%        0.67%        0.66%        0.66%        0.62%

Expenses net of waiver and payments by affiliates b ...........          0.68%        0.67%        0.66%        0.65%        0.62%

Net investment income .........................................          4.64%        3.59%        1.53%        0.44%        0.93%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................    $1,959,218   $1,688,245   $1,446,027   $1,615,830   $1,956,924

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                                                               Annual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Franklin Money Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2007

----------------------------------------------------------------------------------------------------------------
                                                                                    SHARES            VALUE
----------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $1,969,796,829) 100.5%
a The Money Market Portfolio, 5.20% .........................................    1,969,796,829   $1,969,796,829
  OTHER ASSETS, LESS LIABILITIES (0.5)% .....................................                       (10,578,977)
                                                                                                 ---------------
  NET ASSETS 100.0% .........................................................                    $1,959,217,852
                                                                                                 ===============

a The rate shown is the annualized seven-day yield at period end.


8 | The accompanying notes are an integral part of these financial statements.
  | Annual Report

Franklin Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

Assets:
   Investments in Portfolio, at value and cost ......................................   $1,969,796,829
   Receivables from capital shares sold .............................................       10,873,508
                                                                                        --------------
         Total assets ...............................................................    1,980,670,337
                                                                                        --------------

Liabilities:
   Payables:
      Capital shares redeemed .......................................................       18,811,655
      Affiliates ....................................................................          629,370
      Distributions to shareholders .................................................          685,652
   Accrued expenses and other liabilities ...........................................        1,325,808
                                                                                        --------------
         Total liabilities ..........................................................       21,452,485
                                                                                        --------------
            Net assets, at value ....................................................   $1,959,217,852
                                                                                        --------------
   Net assets consist of paid-in capital ............................................   $1,959,217,852
                                                                                        ==============
Shares outstanding ..................................................................    1,959,300,157
                                                                                        ==============
Net asset value per share a .........................................................   $         1.00
                                                                                        ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


                                                               Annual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Franklin Money Fund

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

Investment income:
   Dividends from Portfolio .........................................................   $   95,201,504
                                                                                        --------------
Expenses:
   Administrative fees (Note 3a) ....................................................        5,399,235
   Transfer agent fees (Note 3c) ....................................................        3,825,015
   Reports to shareholders ..........................................................          214,782
   Registration and filing fees .....................................................          127,908
   Professional fees ................................................................           56,968
   Directors' fees and expenses .....................................................           71,850
   Other ............................................................................           78,014
                                                                                        --------------
         Total expenses .............................................................        9,773,772
                                                                                        --------------
            Net investment income ...................................................       85,427,732
                                                                                        --------------
Net increase (decrease) in net assets resulting from operations .....................   $   85,427,732
                                                                                        ==============


10 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    -------------------------------
                                                                                                          YEAR ENDED JUNE 30,
                                                                                                         2007              2006
                                                                                                    --------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .....................................................................   $   85,427,732   $   54,897,605
      Distributions to shareholders from net investment income ..................................      (85,453,313)     (54,954,329)
      Capital share transactions (Note 2) .......................................................      270,998,749      242,274,791
                                                                                                    --------------------------------
            Net increase (decrease) in net assets ...............................................      270,973,168      242,218,067

Net assets (there is no undistributed net investment income at beginning or end of year):
      Beginning of year .........................................................................    1,688,244,684    1,446,026,617
                                                                                                    ================================
      End of year ...............................................................................   $1,959,217,852   $1,688,244,684
                                                                                                    ================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 11

Franklin Money Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2007, the Fund owns 29.94% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


12 | Annual Report

Franklin Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2007, there were 5 billion shares authorized ($0.01 par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                              ----------------------------------
                                                      YEAR ENDED JUNE 30,
                                                    2007              2006
                                              ----------------------------------
Shares sold  ..............................   $ 1,989,869,927   $ 1,825,036,838
Shares issued in reinvestment of
distributions .............................        84,894,434        54,779,534
Shares issued on merger (Note 5) ..........        83,564,029                --
Shares redeemed  ..........................    (1,887,329,641)   (1,637,541,581)
                                              ----------------------------------
Net increase (decrease) ...................   $   270,998,749   $   242,274,791
                                              ==================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or trustees of the Portfolio and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)      Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
Services)                                                 Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
      0.455%             Up to and including $100 million
      0.330%             Over $100 million, up to and including $250 million
      0.280%             In excess of $250 million


                                                              Annual Report | 13

Franklin Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ..........................   $115,536

C. TRANSFER AGENT FEES

For the year ended June 30, 2007, the Fund paid transfer agent fees of $3,825,015, of which $1,962,662 was retained by Investor Services.


4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                                       -------------------------
                                                           2007         2006
                                                       -------------------------

Distributions paid from ordinary income ............   $85,453,313   $54,954,329
                                                       =========================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ...........................................   $1,969,796,829
                                                                  ==============

Undistributed ordinary income .................................   $      685,652
                                                                  ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of merger expenses.

5. MERGER

On August 31, 2006, the Fund acquired the net assets of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange, and accounted for as a purchase.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                              SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
Franklin Federal Money Fund .........................       $   83,564,029
Franklin Money Fund .................................       $1,720,884,199
Franklin Money Fund - post merger ...................       $1,804,448,228


14 | Annual Report

Franklin Money Fund

6. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

7. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition,


                                                              Annual Report | 15

Franklin Money Fund

7. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


16 | Annual Report

Franklin Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Money Fund (the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


                                                              Annual Report | 17

Franklin Money Fund

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $85,453,313 as interest related dividends for purposes of the tax imposed under section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


18 | Annual Report

Franklin Money Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 4, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Franklin Money Fund (the "Fund") was held at the Fund's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 4, 2007. The purpose of the meeting was to elect Directors of the Fund and to vote on the following Proposals and Sub-Proposals: to amend the By-Laws to provide that the authorized number of directors shall not be less than five (5) nor more than ten (10); to approve an Agreement of Merger that provides for the reorganization of the Fund into a Delaware statutory trust; to approve amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Directors of the Fund: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders by the shareholders to serve as Interested Directors. Shareholders also approved the amendment to the By-Laws to provide that the authorized number of directors shall not be less than five (5) nor more than ten (10), the Agreement of Merger providing for the reorganization of the Fund into a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. In addition, shareholders of the Fund were requested to provide voting instructions to the Fund, as a "feeder fund," on how the Fund should vote its shares in The Money Market Portfolios, as the "master portfolio," at a Special Meeting of Shareholders of the Money Market Portfolios held on March 21, 2007. The results of such Special Meeting of Shareholders are reported starting on page 41 of this report.

Proposal 1. To amend the By-Laws to provide that the authorized number of directors shall not be less than five (5) nor more than ten (10):

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                           OUTSTANDING   VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   1,029,717,961.425      55.548%     92.409%
Against ...........................      35,055,109.416       1.891%      3.146%
Abstain ...........................      49,533,441.817       2.672%      4.445%
--------------------------------------------------------------------------------
TOTAL .............................   1,114,306,512.658      60.111%    100.000%


                                                              Annual Report | 19

Franklin Money Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 4, 2007 (UNAUDITED) (CONTINUED)

Proposal 2.  To elect a Board of Directors:

-----------------------------------------------------------------------------------------------------------------
                                                      % OF        % OF                         % OF        % OF
                                                   OUTSTANDING    VOTED                     OUTSTANDING    VOTED
NAME                                  FOR            SHARES      SHARES       WITHHELD        SHARES      SHARES
-----------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   1,064,518,203.973     57.425%     95.532%   49,788,308.685      2.686%      4.468%
Robert F. Carlson ..........   1,064,143,387.389     57.405%     95.498%   50,163,125.269      2.706%      4.502%
Sam Ginn ...................   1,065,557,435.256     57.481%     95.625%   48,749,077.402      2.630%      4.375%
Edith E. Holiday ...........   1,064,929,197.062     57.447%     95.569%   49,377,315.596      2.664%      4.431%
Frank W. T. LaHaye .........   1,064,697,403.956     57.435%     95.548%   49,609,108.702      2.676%      4.452%
Frank A. Olson .............   1,063,732,866.557     57.383%     95.461%   50,573,646.101      2.728%      4.539%
Larry D. Thompson ..........   1,064,715,165.463     57.436%     95.550%   49,591,347.195      2.675%      4.450%
John B. Wilson .............   1,065,954,304.055     57.503%     95.661%   48,352,208.603      2.608%      4.339%
Charles B. Johnson .........   1,063,433,400.155     57.367%     95.435%   50,873,112.503      2.744%      4.565%
Gregory E. Johnson .........   1,063,568,112.618     57.374%     95.447%   50,738,400.040      2.737%      4.553%

Proposal 3. To approve an Agreement of Merger that provides for the reorganization of the Fund into a Delaware statutory trust:

--------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     939,993,116.653     50.708%      84.357%
Against ...........................      47,625,395.646      2.569%       4.274%
Abstain ...........................      79,492,002.359      4.288%       7.134%
Broker Non-Votes ..................      47,195,998.000      2.546%       4.235%
--------------------------------------------------------------------------------
TOTAL .............................   1,114,306,512.658     60.111%     100.000%

Proposal 4. To approve amendments to certain fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     805,752,728.322     43.467%      81.657%
Against ...........................      58,621,294.959      3.162%       5.941%
Abstain ...........................      70,550,667.622      3.806%       7.149%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%


20 | Annual Report

Franklin Money Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 4, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve amendments to certain fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     815,086,496.335     43.971%      82.602%
Against ...........................      49,144,168.450      2.651%       4.980%
Abstain ...........................      70,694,026.118      3.813%       7.165%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     809,813,527.226     43.686%      82.068%
Against ...........................      55,798,417.190      3.010%       5.654%
Abstain ...........................      69,312,746.487      3.739%       7.025%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     817,742,215.394     44.114%      82.872%
Against ...........................      51,267,794.432      2.765%       5.196%
Abstain ...........................      65,914,681.077      3.556%       6.679%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     809,044,685.211     43.645%      81.990%
Against ...........................      57,660,347.887      3.110%       5.843%
Abstain ...........................      68,219,657.805      3.680%       6.914%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%


                                                              Annual Report | 21

Franklin Money Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 4, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve amendments to certain fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     820,857,378.519     44.282%      83.187%
Against ...........................      47,490,794.862      2.562%       4.813%
Abstain ...........................      66,576,517.522      3.591%       6.747%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     819,368,414.724     44.202%      83.036%
Against ...........................      48,928,910.886      2.639%       4.958%
Abstain ...........................      66,627,365.293      3.594%       6.753%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     832,330,032.972     44.901%      84.350%
Against ...........................      37,092,188.324      2.001%       3.759%
Abstain ...........................      65,502,469.607      3.533%       6.638%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%

Proposal 5. To approve the elimination of certain of the Fund's fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                             % OF          % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................     800,256,737.834     43.171%      81.100%
Against ...........................      61,001,606.944      3.290%       6.182%
Abstain ...........................      73,666,346.125      3.974%       7.465%
Broker Non-Votes ..................      51,839,122.000      2.796%       5.253%
--------------------------------------------------------------------------------
TOTAL .............................     986,763,812.903     53.231%     100.000%


22 | Annual Report

Franklin Money Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Director         Since 1982           140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                             packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Director         Since 1998           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
-----------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Director         Since May 2007       121                       Director, Chevron Corporation
One Franklin Parkway                                                                             (global energy company) and ICO
San Mateo, CA 94403-1906                                                                         Global Communications (Holdings)
                                                                                                 Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Director         Since 2005           140                       Director, Hess Corporation
One Franklin Parkway                                                                             (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                         Corporation) (exploration and
                                                                                                 refining of oil and gas), H.J.
                                                                                                 Heinz Company (processed foods and
                                                                                                 allied products), RTI
                                                                                                 International Metals, Inc.
                                                                                                 (manufacture and distribution of
                                                                                                 titanium), Canadian National
                                                                                                 Railway (railroad), and White
                                                                                                 Mountains Insurance Group, Ltd.
                                                                                                 (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 23

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Director         Since 1975           121                       Director, Center for Creative Land
One Franklin Parkway                                                                             Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Director         Since May 2007       140                       Director, Hess Corporation
One Franklin Parkway San                                                                         (formerly, Amerada Hess
Mateo, CA 94403-1906                                                                             Corporation) (exploration and
                                                                                                 refining of oil and gas) and
                                                                                                 Sentient Jet (private jet
                                                                                                 service); and FORMERLY, Director,
                                                                                                 Becton Dickinson and Company
                                                                                                 (medical technology), Cooper
                                                                                                 Industries, Inc. (electrical
                                                                                                 products and tools and hardware),
                                                                                                 Health Net, Inc. (formerly,
                                                                                                 Foundation Health) (integrated
                                                                                                 managed care), The Hertz
                                                                                                 Corporation (car rental), Pacific
                                                                                                 Southwest Airlines, The RCA
                                                                                                 Corporation, Unicom (formerly,
                                                                                                 Commonwealth Edison), UAL
                                                                                                 Corporation (airlines) and White
                                                                                                 Mountains Insurance Group, Ltd.
                                                                                                 (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Director         Since May 2007       140                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
-----------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Director         Since May 2007       121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
-----------------------------------------------------------------------------------------------------------------------------------


24 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Director and     Director since       140                       None
One Franklin Parkway             Chairman of      1975 and
San Mateo, CA 94403-1906         the Board        Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Director         Since May 2007       91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief            Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance       Officer since 2004
San Mateo, CA 94403-1906         Officer and      and Vice
                                 Vice President   President - AML
                                 - AML            Compliance since
                                 Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer        Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 25

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice      Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President   Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and    President since      Not Applicable            Not Applicable
One Franklin Parkway             Chief            1993 and Chief
San Mateo, CA 94403-1906         Executive        Executive
                                 Officer          Officer -
                                 - Investment     Investment
                                 Management       Management
                                                  since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President   Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


26 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President   Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief            Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be directors of the Fund.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 27

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                          ------------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                 2007           2006           2005           2004           2003
                                                          ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ------------------------------------------------------------------------
Income from investment operations:

   Net investment income ..............................         0.052          0.041          0.020          0.009          0.014

   Net realized gains (losses) ........................            -- a           --             --             --             --
                                                          ------------------------------------------------------------------------

Less distributions from net investment income .........        (0.052)        (0.041)        (0.020)        (0.009)        (0.014)
                                                          ------------------------------------------------------------------------

Net asset value, end of year ..........................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ========================================================================

Total return ..........................................          5.28%          4.15%          2.06%          0.94%          1.41%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates and
   expense reduction ..................................          0.15%          0.16%          0.16%          0.16%          0.15%

Expenses net of waiver and payments by affiliates and
   expense reduction ..................................          0.15% b        0.16% b        0.16% b        0.15% b        0.15%

Net investment income .................................          5.17%          4.09%          2.04%          0.93%          1.39%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $ 6,580,101    $ 4,993,739    $ 5,676,479    $ 5,505,394    $ 5,331,200

a Amount rounds to less than $0.01 per share.

b Benefit of expense reduction rounds to less than 0.01%.


28 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.6%
  CERTIFICATES OF DEPOSIT 55.6%
  Abbey National Treasury Service PLC, Stamford Branch, 5.29%, 7/23/07 ..........................   $ 200,000,000   $   200,000,000
  ABN Amro Bank NV, Chicago Branch, 5.265%, 7/06/07 .............................................     200,000,000       200,000,138
  Australia and New Zealand Banking Group Ltd., New York Branch, 5.295%, 7/13/07 ................     200,000,000       200,000,329
  Bank of Ireland, New York Branch, 5.27%, 7/16/07 ..............................................     200,000,000       200,000,000
  Bank of Montreal, Chicago Branch, 5.30%, 9/28/07 ..............................................     200,000,000       200,000,000
  Bank of Nova Scotia, Portland Branch, 5.30%, 7/18/07 ..........................................     200,000,000       200,000,000
  Banque Nationale de Paris, San Francisco Branch, 5.295%, 8/09/07 ..............................     200,000,000       200,000,000
  Barclays Bank PLC, New York Branch, 5.350% - 5.358%, 11/14/07 - 1/23/08 .......................     200,000,000       200,004,084
  Calyon North America Inc., New York Branch, 5.30%, 9/07/07 ....................................     200,000,000       200,000,000
  Citibank NA, New York Branch, 5.315%, 9/12/07 .................................................     208,000,000       208,002,081
  Lloyds Bank PLC, New York Branch, 5.28%, 8/10/07 ..............................................     225,000,000       225,000,000
  Rabobank Nederland NV, New York Branch, 5.265%, 7/17/07 .......................................     200,000,000       200,000,441
  Royal Bank of Canada, New York Branch, 5.30%, 8/21/07 .........................................     200,000,000       200,001,404
  Royal Bank of Scotland, New York Branch, 5.29%, 7/19/07 .......................................     200,000,000       200,000,000
  Societe Generale, New York Branch, 5.295%, 7/09/07 ............................................     200,000,000       200,000,000
  Svenska Handelsbanken, New York Branch, 5.29%, 8/03/07 ........................................     200,000,000       200,000,000
  Toronto Dominion Bank, New York Branch, 5.275%, 7/11/07 .......................................     225,000,000       225,000,311
  Westpac Banking Corp., New York Branch, 5.315%, 9/24/07 .......................................     200,000,000       200,005,532
                                                                                                                    ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,658,014,320) ...........................................                     3,658,014,320
                                                                                                                    ---------------
b COMMERCIAL PAPER 42.5%
  Abbott Laboratories, 7/09/07 - 7/16/07 ........................................................     212,505,000       212,174,578
  BP Capital Markets PLC, 7/02/07 ...............................................................     160,000,000       159,976,311
  Commonwealth Bank of Australia, 9/10/07 .......................................................     230,000,000       227,625,346
  Concentrate Manufacturing Co., 7/11/07 ........................................................      50,000,000        49,927,639
  Danske Corp., 7/26/07 .........................................................................     200,000,000       199,270,833
  Depfa Bank PLC, 7/12/07 .......................................................................     200,000,000       199,680,389
  General Electric Capital Corp., 7/30/07 .......................................................     237,300,000       236,296,419
  Internationale Nederlanden U.S., 7/10/07 ......................................................     225,000,000       224,704,969
  Nestle Capital Corp., 7/20/07 .................................................................     200,000,000       199,450,583
  Pepsico Inc., 7/03/07 .........................................................................      50,000,000        49,985,250
  Procter & Gamble Co., 7/24/07 .................................................................      55,000,000        54,815,872
  Procter & Gamble International Funding, 7/05/07 ...............................................     185,000,000       184,892,700
  Ticonderoga Funding LLC, 9/05/07 ..............................................................     212,852,000       210,803,299
  Total Fina ELF Capital, 7/02/07 ...............................................................      50,000,000        49,992,556
  Toyota Motor Credit Corp., 7/25/07 ............................................................     225,000,000       224,214,000
  UBS AG Finance Delaware Inc, 7/02/07 ..........................................................     253,900,000       253,862,268
  Westpac Banking Corp., 9/06/07 ................................................................      60,000,000        59,415,425
                                                                                                                    ---------------
  TOTAL COMMERCIAL PAPER (COST $2,797,088,437) ..................................................                     2,797,088,437
                                                                                                                    ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,189,574) 0.1%
b FHLB, 7/02/07 .................................................................................       3,190,000         3,189,574
                                                                                                                    ---------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $999,864) 0.0% c
b International Bank for Reconstruction and Development, 7/02/07 (Supranational d) ..............       1,000,000           999,864
                                                                                                                    ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,459,292,195) ..........................                     6,459,292,195
                                                                                                                    ---------------


                                                              Annual Report | 29

The Money Market Portfolios

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  THE MONEY MARKET PORTFOLIO                                                                           AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
e REPURCHASE AGREEMENTS 1.4%
  Deutsche Morgan Grenfell, 4.40%, 7/02/07 (Maturity Value $15,745,771)
    Collateralized by U.S. Treasury Note, 2.00% - 4.50%, 1/15/10 - 4/15/12 ......................   $  15,740,000   $    15,740,000
  Morgan Stanley & Co. Inc., 4.15%, 7/02/07 (Maturity Value $78,767,231)
    Collateralized by U.S. Treasury Notes, 2.00% - 3.50%, 1/15/11 - 4/15/12 .....................      78,740,000        78,740,000
                                                                                                                    ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $94,480,000) ................................................                        94,480,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $6,553,772,195) 99.6% .................................................                     6,553,772,195
  OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        26,329,117
                                                                                                                    ---------------
  NET ASSETS 100.0% .............................................................................                   $ 6,580,101,312
                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c Rounds to less than 0.1% of net assets.

d A supranational organization is an entity formed by two or more central governments through international treaties.

e See Note 1(b) regarding repurchase agreements.


30 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

                                                                                       ----------------
                                                                                             THE
                                                                                         MONEY MARKET
                                                                                          PORTFOLIO
                                                                                       ----------------
Assets:
   Investments in securities, at amortized cost ....................................   $ 6,459,292,195
   Repurchase agreements, at value and cost ........................................        94,480,000
                                                                                       ----------------
         Total investments .........................................................   $ 6,553,772,195
   Cash ............................................................................             2,055
   Interest receivables ............................................................        27,233,686
                                                                                       ----------------
         Total assets ..............................................................     6,581,007,936
                                                                                       ----------------

Liabilities:
   Payables:
      Affiliates ...................................................................           825,283
      Distributions to shareholders ................................................             7,487
   Accrued expenses and other liabilities ..........................................            73,854
                                                                                       ----------------
         Total liabilities .........................................................           906,624
                                                                                       ----------------
            Net assets, at value ...................................................   $ 6,580,101,312
                                                                                       ----------------
Net assets consist of:
   Paid-in capital .................................................................   $ 6,580,120,781
   Accumulated net realized gain (loss) ............................................           (19,469)
                                                                                       ----------------
            Net assets, at value ...................................................   $ 6,580,101,312
                                                                                       ================
Shares outstanding .................................................................     6,580,120,781
                                                                                       ================
Net asset value per share ..........................................................   $          1.00
                                                                                       ================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 31

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2007

                                                                                       ---------------
                                                                                             THE
                                                                                         MONEY MARKET
                                                                                          PORTFOLIO
                                                                                       ---------------
Investment income:
   Interest ........................................................................   $   327,592,261
                                                                                       ----------------
Expenses:
   Management fees (Note 3a) .......................................................         9,215,687
   Custodian fees (Note 4) .........................................................           122,464
   Reports to shareholders .........................................................             9,219
   Professional fees ...............................................................            76,937
   Other ...........................................................................            86,239
                                                                                       ----------------
      Total expenses ...............................................................         9,510,546
      Expense reductions (Note 4) ..................................................              (856)
                                                                                       ----------------
         Net expenses ..............................................................         9,509,690
                                                                                       ----------------
            Net investment income ..................................................       318,082,571
                                                                                       ----------------
Net realized gain (loss) from investments ..........................................           (19,469)
                                                                                       ----------------
Net increase (decrease) in net assets resulting from operations ....................   $   318,063,102
                                                                                       ================


32 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   ----------------------------------
                                                                       THE MONEY MARKET PORTFOLIO
                                                                   ----------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                                         2007              2006
                                                                   ----------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................................   $   318,082,571   $   235,463,389
    Net realized gain (loss) from investments ..................           (19,469)               --
                                                                   ----------------------------------
      Net increase (decrease) in net assets resulting from
        operations .............................................       318,063,102       235,463,389
                                                                   ----------------------------------
  Distributions to shareholders from net investment income .....      (318,082,571)     (235,463,389)
  Capital share transactions (Note 2) ..........................     1,586,381,761      (682,740,398)
                                                                   ----------------------------------
      Net increase (decrease) in net assets ....................     1,586,362,292      (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of year):
  Beginning of year ............................................     4,993,739,020     5,676,479,418
                                                                   ==================================
  End of year ..................................................   $ 6,580,101,312   $ 4,993,739,020
                                                                   ==================================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 33

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 29, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


34 | Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                                    -----------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                                          2007               2006
                                                                    -----------------------------------
Shares sold .....................................................   $ 9,565,818,487   $  5,987,924,802
Shares issued on merger (Note 6) ................................        84,125,474                 --
Shares issued in reinvestment of distributions ..................       318,075,338        235,470,437
Shares redeemed                                                      (8,381,637,538)    (6,906,135,637)
                                                                    -----------------------------------
Net increase (decrease) .........................................   $ 1,586,381,761   $   (682,740,398)
                                                                    ===================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors or trustees of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                            Investment manager
Franklin Templeton Investor Services, LLC                     Transfer agent
(Investor Services)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.


                                                              Annual Report | 35

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2007, the shares of the Portfolio were owned by the following funds:

                                                                         ----------------------------------
                                                                                            PERCENTAGE OF
                                                                             SHARES      OUTSTANDING SHARES
                                                                         ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...............   4,348,737,230         66.09%
Franklin Money Fund ..................................................   1,969,796,829         29.94%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..........     141,690,361          2.15%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ..     119,896,361          1.82%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

The tax character of distributions paid during the years ended June 30, 2007 and 2006, was as follows:

                                                    ---------------------------
                                                        2007           2006
                                                    ---------------------------
Distributions paid from ordinary income .........   $318,082,571   $235,463,389
                                                    ===========================

At June 30, 2007, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ..........................................   $6,553,772,195
                                                                 ==============

Undistributed ordinary income ................................   $        7,487
                                                                 ==============


36 | Annual Report

The Money Market Portfolios

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Franklin Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

-------------------------------------------------------------------------------
FUND NAME                                             SHARES AT $1.00 PER SHARE
-------------------------------------------------------------------------------
The U.S. Government Money Market Portfolio ........            84,125,474
The Money Market Portfolio ........................         5,604,232,120
The Money Market Portfolio - post merger ..........         5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


                                                              Annual Report | 37

The Money Market Portfolios

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


38 | Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio, (hereafter referred to as the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2007


                                                              Annual Report | 39

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $318,082,571 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2007.


40 | Annual Report

The Money Market Portfolios

MEETING OF SHAREHOLDERS, MARCH 21, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of the The Money Market Portfolio's (the "Portfolio") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Portfolio's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.
T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Portfolio's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Portfolio's fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                                    % OF        % OF                         % OF       % OF
                                                OUTSTANDING    VOTED                     OUTSTANDING   VOTED
NAME                               FOR             SHARES      SHARES      WITHHELD         SHARES     SHARES
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton ........   6,229,613,950.845     98.712%     98.712%   81,263,001.235      1.288%     1.288%
Robert F. Carlson .......   6,230,568,430.480     98.727%     98.727%   80,308,521.600      1.273%     1.273%
Sam Ginn ................   6,230,957,765.187     98.734%     98.734%   79,919,186.893      1.266%     1.266%
Edith E. Holiday ........   6,225,962,056.369     98.654%     98.654%   84,914,895.711      1.346%     1.346%
Frank W. T. LaHaye ......   6,229,083,816.695     98.704%     98.704%   81,793,135.385      1.296%     1.296%
Frank A. Olson ..........   6,228,661,874.055     98.697%     98.697%   82,215,078.025      1.303%     1.303%
Larry D. Thompson .......   6,231,407,583.479     98.741%     98.741%   79,469,368.601      1.259%     1.259%
John B. Wilson ..........   6,231,090,304.307     98.736%     98.736%   79,786,647.773      1.264%     1.264%
Charles B. Johnson ......   6,228,174,432.323     98.690%     98.690%   82,702,519.757      1.310%     1.310%
Gregory E. Johnson ......   6,227,539,152.596     98.679%     98.679%   83,337,799.484      1.321%     1.321%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,050,548,885.059      95.875%     95.875%
Against ...........................      66,283,937.597       1.050%      1.050%
Abstain ...........................     194,044,129.424       3.075%      3.075%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


                                                              Annual Report | 41

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Portfolio's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,990,645,650.377      94.926%     94.926%
Against ...........................     117,366,789.015       1.859%      1.859%
Abstain ...........................     202,864,512.688       3.215%      3.215%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(b) To amend the Portfolio's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,010,767,680.589      95.245%     95.245%
Against ...........................      89,681,772.594       1.421%      1.421%
Abstain ...........................     210,427,498.897       3.334%      3.334%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(c) To amend the Portfolio's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,996,528,568.759      95.019%     95.019%
Against ...........................     108,708,215.269       1.722%      1.722%
Abstain ...........................     205,640,168.052       3.259%      3.259%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(d) To amend the Portfolio's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,013,453,560.762      95.287%     95.287%
Against ...........................      94,165,597.722       1.492%      1.492%
Abstain ...........................     203,257,793.596       3.221%      3.221%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


42 | Annual Report

The Money Market Portfolios

Proposal 3. To approve amendments to certain of the Portfolio's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Portfolio's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,989,629,806.646      94.910%     94.910%
Against ...........................     113,225,787.226       1.794%      1.794%
Abstain ...........................     208,021,358.208       3.296%      3.296%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(f) To amend the Portfolio's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,018,688,206.293      95.370%     95.370%
Against ...........................      85,551,934.374       1.356%      1.356%
Abstain ...........................     206,636,811.413       3.274%      3.274%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(g) To amend the Portfolio's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,006,389,771.740      95.175%     95.175%
Against ...........................      97,919,389.623       1.552%      1.552%
Abstain ...........................     206,567,790.717       3.273%      3.273%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%

(h) To amend the Portfolio's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   6,057,211,986.926      95.981%     95.981%
Against ...........................      63,714,622.852       1.009%      1.009%
Abstain ...........................     189,950,342.302       3.010%      3.010%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


                                                              Annual Report | 43

The Money Market Portfolios

Proposal 4. To approve the elimination of certain of the Portfolio's fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING    VOTED
                                         SHARES VOTED        SHARES      SHARES
--------------------------------------------------------------------------------
For ...............................   5,963,138,544.620      94.490%     94.490%
Against ...........................     121,261,175.330       1.921%      1.921%
Abstain ...........................     226,477,232.130       3.589%      3.589%
--------------------------------------------------------------------------------
TOTAL .............................   6,310,876,952.080     100.000%    100.000%


44 | Annual Report

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)      Trustee         Since 1992      140                       Director, Bar-S Foods (meat
One Franklin Parkway                                                                   packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)     Trustee         Since 1998      121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement
Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue Shield of California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)              Trustee         Since March     121                       Director, Chevron Corporation
One Franklin Parkway                         2007                                      (global energy company) and ICO
San Mateo, CA 94403-1906                                                               Global Communications (Holdings)
                                                                                       Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive
Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)      Trustee         Since 2005      140                       Director, Hess Corporation
One Franklin Parkway                                                                   (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                               Corporation) (exploration and
                                                                                       refining of oil and gas), H.J.
                                                                                       Heinz Company (processed foods
                                                                                       and allied products), RTI
                                                                                       International Metals, Inc.
                                                                                       (manufacture and distribution
                                                                                       of titanium), Canadian National
                                                                                       Railway (railroad), and White
                                                                                       Mountains Insurance Group, Ltd.
                                                                                       (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)     Trustee         Since 1992      121                       Director, Center for Creative
One Franklin Parkway                                                                   Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)        Trustee    Since March 2007     140                       Director, Hess Corporation
One Franklin Parkway San                                                               (formerly, Amerada Hess
Mateo, CA 94403-1906                                                                   Corporation) (exploration and
                                                                                       refining of oil and gas) and
                                                                                       Sentient Jet (private jet
                                                                                       service); and FORMERLY, Director,
                                                                                       Becton Dickinson and Company
                                                                                       (medical technology), Cooper
                                                                                       Industries, Inc. (electrical
                                                                                       products and tools and hardware),
                                                                                       Health Net, Inc. (formerly,
                                                                                       Foundation Health) (integrated
                                                                                       managed care), The Hertz
                                                                                       Corporation (car rental), Pacific
                                                                                       Southwest Airlines, The RCA
                                                                                       Corporation, Unicom (formerly,
                                                                                       Commonwealth Edison), UAL
                                                                                       Corporation (airlines) and White
                                                                                       Mountains Insurance Group, Ltd.
                                                                                       (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)     Trustee         Since March     140                       None
One Franklin Parkway                         2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and
FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)        Trustee         Since March     121                       None
One Franklin Parkway                         2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies)
(1992-1996); Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice
President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)  Trustee and     Trustee since   140                       None
One Franklin Parkway         Chairman of     1992 and
San Mateo, CA 94403-1906     the Board       Chairman of
                                             the Board
                                             since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton
Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)  Trustee         Since March     91                        None
One Franklin Parkway                         2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.;
Director, Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)        Chief           Chief           Not Applicable            Not Applicable
One Franklin Parkway         Compliance      Compliance
San Mateo, CA 94403-1906     Officer and     Officer since
                             Vice President  2004 and Vice
                             - AML           President -
                             Compliance      AML Compliance
                                             since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance,
Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)       Treasurer       Since 2004      Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice
President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)      Senior Vice     Since 2002      Not Applicable            Not Applicable
500 East Broward Blvd.       President
Suite 2100                   and Chief
Fort Lauderdale, FL          Executive
33394-3091                   Officer -
                             Finance and
                             Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)         Vice President  Since 2000      Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of
Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR.       President and   Since 2002      Not Applicable            Not Applicable
(1940) One Franklin Parkway  Chief
San Mateo, CA 94403-1906     Executive
                             Officer
                             - Investment
                             Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.
and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)     Vice President  Since 2006      Not Applicable            Not Applicable
One Franklin Parkway         and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------


48 | Annual Report

------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)         Vice President  Since 2005      Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)       Chief           Since 2004      Not Applicable            Not Applicable
500 East Broward Blvd.       Financial
Suite 2100                   Officer and
Fort Lauderdale, FL          Chief
33394-3091                   Accounting
                             Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP
(1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to June 30, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 49

Franklin Money Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Directors (Board), including a majority of non-interested or independent Directors, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange


50 | Annual Report

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance for the year ended December 31, 2006, as well as the previous 10 years ended that date in comparison to a performance universe consisting of the Fund and all retail money market funds as selected by Lipper. The Lipper report showed that the Fund's total return for the one-year period, as well as for the previous three- and five-year periods on an annualized basis was in the second-highest quintile of such universe and for the annualized 10-year period was in the middle quintile of such universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the master money market fund through which the Fund invests, as well as the actual total


                                                              Annual Report | 51

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of such comparisons showed the Fund's contractual investment management fee rate as well as its total expenses to be in the second most expensive quintile of its Lipper expense group. In discussing the expense comparisons, management pointed out that this Fund is not actively marketed and largely serves as an alternative and often temporary investment vehicle for shareholders of the various Franklin/Templeton/Mutual Series fund families and provides a number of courtesy services to shareholders, including check writing and wiring privileges. The Board also noted that the Lipper report stated that its methodology of selecting expense groups based on the much larger size of the master fund through which the Fund invests might result in an overstatement of Fund administrative fees and non-management expenses relative to such group. Management also pointed out that the Fund's contractual investment management fee rate was within nine basis points of the median for its Lipper expense group. The Board found such comparative expenses to be acceptable, noting these points.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.


52 | Annual Report

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. Fees under the Fund's investment management agreement consist of a flat 0.15% advisory fee component paid at the master fund level and a separate administrative fee of 0.455% on the first $100 million of Fund net assets; 0.33% on the next $150 million of Fund net assets; and 0.28% on the Fund's net assets in excess of $250 million. The Fund's net assets were approximately $1.8 billion at year end. In discussing this with the Board, management expressed its view that the 0.15% advisory fee component was low and anticipated economies of scale. Management further pointed out and the Board acknowledged that the fact this Fund's assets size exceeded the last administrative fee breakpoint does not mean there are no benefits from economies of scale because the growth of assets being charged at the lowest 0.28% level results in a lower overall administrative fee rate. While intending to continuously review this issue, the Board believed it problematic in view of the nature of this Fund and services provided that the Manager and its affiliates realized any meaningful economies of scale in furnishing advisory and administrative services to this Fund. The Board further noted the points raised by management as indicating to the extent economies of scale may exist, that the fee structure reflected some sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 53

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON            One Franklin Parkway
   INVESTMENTS                San Mateo, CA 94403-1906

o       WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
        Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

111 A2007 08/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $24,068 for the fiscal year ended June 30, 2007 and $29,706 for the fiscal year ended June 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended June 30, 2007 and $0 for the fiscal year ended June 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2007 and $856 for the fiscal year ended June 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended June 30, 2007 and $856 for the fiscal year ended June 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 27, 2007